Subsequent Events - Additional Information (Detail) $ / shares in Units, shares in Millions		1 Months Ended			6 Months Ended		12 Months Ended
	Jul. 01, 2015 USD ($)	Aug. 31, 2015 USD ($) Vessel shares	Jul. 31, 2015 USD ($) Vessel $ / shares shares	Jun. 30, 2015 USD ($)	Jun. 30, 2015 USD ($) Vessel	Jun. 30, 2014 USD ($)	Dec. 31, 2014 Vessel
Subsequent Event [Line Items]
Prepayments of long term debt					$ 395,199,000	$ 613,516,000
Revolving Credit Facilities [Member]
Subsequent Event [Line Items]
Credit facility, maximum borrowing capacity				$ 2,100,000,000	$ 2,100,000,000
Secured debt [Member]
Subsequent Event [Line Items]
Frequency of periodic payments					Quarterly or semi-annual payments commencing three or six months after delivery of each newbuilding vessel financed thereby,
Number of vessels | Vessel					48		34
Secured debt [Member] | Revolving Credit Facilities [Member]
Subsequent Event [Line Items]
Credit facility, maximum borrowing capacity				500,000,000	$ 500,000,000
Secured revolving credit facility, amount drawn				$ 410,000,000	$ 410,000,000
Secured debt [Member] | Revolving Credit Facilities [Member] | Subsequent Events [Member]
Subsequent Event [Line Items]
Prepayments of long term debt		$ 148,000,000
Secured debt [Member] | Maximum [Member] | Revolving Credit Facilities [Member] | Subsequent Events [Member]
Subsequent Event [Line Items]
Resulting drawn loan-to-value ratio		27.50%
Teekay Offshore [Member] | Subsequent Events [Member] | Shuttle tankers [Member]
Subsequent Event [Line Items]
Number of vessels | Vessel			3
Teekay Offshore [Member] | Series C Convertible Preferred Units [Member] | Subsequent Events [Member]
Subsequent Event [Line Items]
Net proceeds from private placement			$ 250,000,000
Preferred units dividend rate			8.60%
Shares issued, price per share | $ / shares			$ 23.95
Preferred stock conversion basis			Series C Preferred Units is 8.6% per annum and the Series C Preferred Units are convertible into Teekay Offshore's common units on a one-for-one basis at any time after 18 months at a price of $23.95 per unit.
Conversion price, per share | $ / shares			$ 23.95
Teekay Offshore [Member] | Petrojarl Knarr FPSO [Member]
Subsequent Event [Line Items]
Operating lease arrangement period, lessor				6 years
Teekay Offshore [Member] | Petrojarl Knarr FPSO [Member] | Subsequent Events [Member]
Subsequent Event [Line Items]
Fully built-up cost	$ 1,260,000,000
Acquisition financing	745,000,000
Teekay Offshore [Member] | Petrojarl Knarr FPSO [Member] | Long-term Debt [Member] | Subsequent Events [Member]
Subsequent Event [Line Items]
Debt facility, tranches description			Five-tranches with varying maturity dates from 2020 through 2026.
Final bullet payment			$ 40,000,000
Frequency of periodic payments			Semi-annual payments
Teekay Offshore [Member] | Petrojarl Knarr FPSO [Member] | Tranche One Maturing In 2020 [Member] | Subsequent Events [Member]
Subsequent Event [Line Items]
Acquisition financing			$ 73,400,000
Teekay Offshore [Member] | Petrojarl Knarr FPSO [Member] | Convertible Promissory Note [Member] | Subsequent Events [Member]
Subsequent Event [Line Items]
Acquisition financing	$ 492,000,000
Repayment of debt			92,000,000
Outstanding principal balance of convertible debt			$ 300,000,000
Debt conversion, description			Conversion of $300 million of the outstanding principal balance on the note into the Partnership's common units at a price of $20.83 per common unit.
Debt instrument conversion price | $ / shares			$ 20.83
Teekay Tankers [Member] | Suezmax Tankers [Member] | Subsequent Events [Member] | Principal Maritime Tankers [Member]
Subsequent Event [Line Items]
Aggregate purchase price		$ 662,000,000
Aggregate purchase price, cash		$ 612,000,000
Teekay Tankers [Member] | Suezmax Tankers [Member] | Class A common stock [Member] | Subsequent Events [Member]
Subsequent Event [Line Items]
Number of common stock issued | shares		13.6
Net proceeds from common stock		$ 90,600,000
Teekay Tankers [Member] | Suezmax Tankers [Member] | Class A common stock [Member] | Subsequent Events [Member] | Principal Maritime Tankers [Member]
Subsequent Event [Line Items]
Number of common stock issued | shares		7.2
Teekay Tankers [Member] | Suezmax Tankers [Member] | Class A common stock [Member] | Subsequent Events [Member] | Teekay [Member]
Subsequent Event [Line Items]
Number of common stock issued | shares		4.5
Teekay Tankers [Member] | Suezmax Tankers [Member] | Scheduled For Delivery October Twenty Fifteen [Member] | Subsequent Events [Member] | Principal Maritime Tankers [Member]
Subsequent Event [Line Items]
Number of vessels | Vessel		12
Teekay Tankers [Member] | Suezmax Tankers [Member] | Due January Twenty Nine Two Thousand Sixteen [Member] | Subsequent Events [Member]
Subsequent Event [Line Items]
Loan facility, amount		$ 397,200,000
Teekay Tankers [Member] | Ship-to-ship transfer business [Member] | Subsequent Events [Member]
Subsequent Event [Line Items]
Purchase price of acquisition			$ 45,500,000
Teekay Tankers [Member] | Ship-to-ship transfer business [Member] | Common Class B [Member] | Subsequent Events [Member]
Subsequent Event [Line Items]
Shares issued, price per share | $ / shares			$ 6.99
Number of common stock issued | shares			6.5
Net proceeds from common stock			$ 45,500,000